CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net Loss	¥ (78,700)	$ (11,445)	¥ (90,671)	¥ (86,568)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and software	1,060	154	965	1,208
Share based compensation	78,133	11,364	1,896	2,860
Allowance for doubtful accounts	491	71	418
Investment (income)/loss from long-term investments	660	96		(230)
Change in fair value of warrant	3,843	559	1,390	(560)
Interests expenses - net	2,083	303	1,147	1,397
(Gains)/Losses on disposal of property and equipment	1			(23)
Changes in operating assets and liabilities:
Accounts receivable	(44,279)	(6,440)	(4,014)	3,259
Receivables due from related parties			(1,000)
Prepayment and other current assets	(50,377)	(7,327)	(1,441)	3,948
Held-for-sale assets	837	122	251	(1,088)
Accounts payable	3,656	532	3,153	(782)
Advance from customers	4,953	720	7,116	(2,277)
Salary and welfare benefits payable	7,538	1,096	5,031	20,630
Other taxes payable	(4,502)	(655)	13,281	6,740
Other current liabilities	21,265	3,094	3,562	(3,352)
Held-for-sale liabilities			(746)	746
Net cash used in operating activities	(53,338)	(7,756)	(59,662)	(54,092)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(20,708)	(3,012)	(272)	(65)
Purchase of short-term investments				(48,500)
Cash paid for short-term investments			(4,000)
Cash paid for long-term investments	(4,250)	(618)		(500)
Proceeds from maturities of short-term investments				63,730
Net cash received from disposal of property, equipment and software	12	2		304
Cash received from disposal of short-term investments	4,200	611
Net cash generated from/(used in) investing activities	(20,746)	(3,017)	(4,272)	14,969
Cash flows from financing activities:
Cash received from convertible loans			41,165	20,000
Cash received from short-term borrowings	19,942	2,900	37,797
Cash repayments of short-term borrowings	(44,913)	(6,532)	(17,854)
Cash received from long-term borrowings			9,945
Cash repayments of long-term borrowings	(2,932)	(426)	(1,985)
Cash received from borrowing from a third party				32,477
Cash repayments of borrowing from a third party	(19,486)	(2,834)	(12,991)
Cash received from loans provided by employees	11,199	1,629	3,235
Cash repayments of loans provided by employees	(14,434)	(2,099)
Proceeds from issuance of Series C+ convertible redeemable preferred shares			59,091
Payment of issuance cost for Series C+ convertible redeemable preferred shares			(449)
Proceeds from issuance of Series D-1 convertible redeemable preferred shares	151,118	21,979
Payment of issuance cost for Series D-1 convertible redeemable preferred shares	(307)	(45)
Proceeds from issuance of Series D-2 convertible redeemable preferred shares	359,834	52,336
Payment of issuance cost for Series D-2 convertible redeemable preferred share	(1,267)	(184)
Proceeds of initial public offering, net of issuance costs	103,372	15,034
Net cash generated from financing activities	562,126	81,758	117,954	52,477
Effect of exchange rate changes on cash, cash equivalents and restricted cash	12,713	1,847	(1,002)	26
Net increase in cash, cash equivalents and restricted cash	500,755	72,832	53,018	13,380
Cash, cash equivalents and restricted cash at beginning of the year	77,803	11,316	24,785	11,405
Including:
Cash and cash equivalents at the beginning of the year	66,695	9,700	24,785	11,405
Restricted cash at the beginning of the year	11,108	1,616
Cash, cash equivalents and restricted cash at the end of year	578,558	84,148	77,803	24,785
Including:
Cash and cash equivalents at the end of the year	578,558	84,148	66,695	24,785
Restricted cash at the end of the year			11,108
Supplemental disclosures of cash flow information:
Cash paid for income taxes	0	0	0	0
Cash paid for interest expense	(4,340)	(631)	(1,366)
Supplemental schedule of non-cash investing and financing activities:
Accretions to pre-IPO preferred shares redemption value	35,066	5,100	20,945	16,905
Imputed interest for borrowing from a third party	450	65	¥ 1,147	¥ 837
Conversion and redesignation of pre-IPO preferred shares into Class A ordinary shares	¥ 930,436	$ 135,326